Document and Entity Information	Jan. 24, 2017
Prospectus:
Document Type	497
Document Period End Date	Jan. 24, 2017
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Jan. 24, 2017
Document Effective Date	Jan. 24, 2017
Prospectus Date	Nov. 28, 2016
PACE® Small/Medium Co Value Equity Investments | Class P
Prospectus:
Trading Symbol	PCSVX
PACE® Small/Medium Co Value Equity Investments | CLASS A
Prospectus:
Trading Symbol	PEVAX
PACE® Small/Medium Co Value Equity Investments | CLASS C
Prospectus:
Trading Symbol	PEVCX
PACE® Small/Medium Co Value Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PVEYX